SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 10—SEGMENT INFORMATION

        HD Supply's operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for HD Supply Canada, which is organized based on geographic location and Corporate, which provides general corporate overhead support. Both HD Supply Canada and Corporate are included within "Corporate and Other." The Company determines the reportable segments in accordance with the principles of segment reporting within ASC 280, Segment Reporting. For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply's ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

        HD Supply has four reportable segments, each of which is presented below:

  •
  Facilities Maintenance—Facilities Maintenance distributes maintenance, repair and operations ("MRO") products, provides value-add services and fabricates custom products to multifamily, hospitality, healthcare and institutional facilities.

  •
  Waterworks—Waterworks distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in the water and wastewater industries for non-residential and residential uses.

  •
  Power Solutions—Power Solutions distributes electrical transmission and distribution products, power plant MRO supplies and smart-grid products, and arranges materials management and procurement outsourcing for the power generation and distribution industries.

  •
  White Cap—White Cap distributes specialized hardware, tools, engineered materials and safety products to non-residential and residential contractors.

        In addition to the reportable segments, the Company's consolidated financial results include "Corporate & Other." Corporate & Other is comprised of the following operating segments: Crown Bolt, Creative Touch Interiors ("CTI"), Repair & Remodel and HD Supply Canada. Crown Bolt is a retail distribution operator providing program and packaging solutions, sourcing, distribution, and in-store service, fasteners, builders' hardware, rope and chain and plumbing accessories, primarily serving Home Depot and other hardware stores. CTI offers turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial and senior living projects. Repair & Remodel offers light remodeling and construction supplies, kitchen and bath cabinets, windows, plumbing materials, electrical equipment and other products, primarily to small remodeling contractors and trade professionals. HD Supply Canada is an industrial distributor that primarily focuses on servicing fasteners/industrial supplies and specialty lighting markets which operates across nine provinces. Corporate & Other also includes costs related to our centralized support functions, which are comprised of finance, information technology, human resources, legal, supply chain and other support services, and removes inter-segment transactions.

        The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments, Corporate & Other and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Three Months Ended August 4, 2013
Net Sales	$638	$601	$456	$336	$226	$2,257
Adjusted EBITDA	125	50	18	24	1	218
Depreciation(1) & Software Amortization	11	3	2	4	9	29
Other Intangible Amortization	20	1	4	5	3	33
Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Six Months Ended August 4, 2013
Net Sales	$1,199	$1,124	$918	$646	$438	$4,325
Adjusted EBITDA	225	88	36	38	(5)	382
Depreciation(1) & Software Amortization	22	5	3	8	17	55
Other Intangible Amortization	40	2	9	10	6	67
Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120
(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Reconciliation to Consolidated Financial Statements

	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Total Adjusted EBITDA	$218	$192	$382	$325
Depreciation and amortization	62	84	122	167
Stock-based compensation	5	5	8	10
Management fees and expenses	1	2	2	3
Other	—	(2)	—	(1)

Operating income (loss)	150	103	250	146
Interest expense	144	158	291	324
Loss on extinguishment & modification of debt	46	—	87	220
Other (income) expense, net	20	—	20	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)	(55)	(148)	(398)
Provision (benefit) for income taxes	12	1	55	34

Income (loss) from continuing operations	$(72)	$(56)	$(203)	$(432)

NOTE 14—SEGMENT INFORMATION

        HD Supply's operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate and Other, which provides general corporate overhead support and HD Supply Canada (included in Corporate and Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply's ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

        HD Supply has four reportable segments, each of which is presented below:

  •
  Facilities Maintenance—Supplies maintenance, repair and operations ("MRO") products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

  •
  Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

  •
  Power Solutions—Distributes electrical transmission and distribution products, power plant maintenance, repair and operations supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to investor-owned utilities, municipal and provincial power authorities, rural electric cooperatives and utility contractors and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

  •
  White Cap—Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

        In addition to the reportable segments, the Company's consolidated financial results include "Corporate and Other." Corporate & Other is comprised of the following business units: Crown Bolt, Creative Touch Interiors ("CTI"), Repair & Remodel and HD Supply Canada. Crown Bolt is a retail distribution operator providing program and packaging solutions, sourcing, distribution, and in-store service, fasteners, builders' hardware, rope and chain and plumbing accessories, primarily serving The Home Depot and other hardware stores. CTI offers turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial and senior living projects. Our Repair & Remodel business unit offers light remodeling and construction supplies, kitchen and bath cabinets, windows, plumbing materials, electrical equipment and other products, primarily to small remodeling contractors and trade professionals. HD Supply Canada is an industrial distributor that primarily focuses on servicing fasteners/industrial supplies and specialty lighting markets which operates across nine provinces. Corporate & Other also includes costs related to our centralized support functions, which include finance, information technology, human resources, legal, supply chain and other support services and removes inter segment transactions.

        The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2012
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$2,182	$389	$39	$79	$2,463	$35
Waterworks	2,028	137	10	96	1,562	12
Power Solutions	1,787	72	7	18	816	4
White Cap	1,178	56	12	20	521	22
Corporate & Other	860	29	28	30	1,972	42

Total continuing operations	$8,035	$683	$96	$243	$7,334	$115

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Corporate & Other	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Corporate & Other	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.

(2)
Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Total Adjusted EBITDA	$683	$508	$411
Depreciation and amortization	339	329	343
Stock-based compensation	16	20	17
Management fees and expenses	5	5	5
Restructuring	—	—	8
Goodwill & other intangible asset impairment	152	—	—
Other	—	(1)	1

Operating income	171	155	37
Interest expense	658	639	623
Loss on extinguishment of debt	709
Other (income) expense, net	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,196)	(484)	(585)
Provision (benefit) for income taxes	3	79	28

Income (loss) from continuing operations	$(1,199)	$(563)	$(613)

        Net sales for HD Supply outside the United States, primarily Canada, were $428 million, $404 million, and $365 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Long-lived assets of HD Supply outside the United States, primarily Canada, were $16 million and $18 million as of February 3, 2013 and January 29, 2012, respectively.